PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya VACS Series EMHCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 60.0%
Angola : 1.0%
550,000
(1)(2)
Angolan Government
International Bond,
8.000
%,
11/26/2029 $ 539,715
0.5
300,000  Angolan Government
International Bond,
8.750
%,
04/14/2032 293,116
0.2
350,000  Angolan Government
International Bond,
9.375
%,
05/08/2048 308,370
0.3
1,141,201
1.0
Argentina : 2.6%
827,022
(3)
Argentine Republic
Government
International Bond,
0.750
% (Step
Rate @ 1.750%
on 07/09/2027),
07/09/2030 706,690
0.6
179,289  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 160,284
0.2
550,000
(3)
Argentine Republic
Government
International Bond,
3.500
% (Step
Rate @ 4.875%
on 07/09/2029),
07/09/2041 381,700
0.3
1,856,220
(3)
Argentine Republic
Government
International Bond,
4.125
% (Step
Rate @ 4.750%
on 07/09/2027),
07/09/2035 1,384,740
1.2
451,019
(4)
Argentine Republic
Government
International Bond,
5.000
%,
01/09/2038 351,344
0.3
2,984,758
2.6
Bahrain : 1.9%
1,450,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 1,549,688
1.3
600,000
(2)
Bahrain Government
International Bond,
7.500
%,
02/12/2036 650,376
0.6
2,200,064
1.9
Benin : 0.2%
200,000  Benin Government
International Bond,
8.375
%,
01/23/2041 211,253
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Brazil : 3.1%
400,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 $ 340,400
0.3
500,000  Brazilian Government
International Bond,
6.000
%,
10/20/2033 506,500
0.4
200,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 202,500
0.2
945,000  Brazilian Government
International Bond,
6.250
%,
03/18/2031 989,415
0.9
600,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 620,100
0.5
900,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 895,275
0.8
3,554,190
3.1
Colombia : 2.8%
300,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 253,500
0.2
350,000  Colombia Government
International Bond,
5.000
%,
06/15/2045 257,600
0.2
500,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 444,500
0.4
500,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 522,500
0.5
464,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 499,960
0.5
355,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 379,140
0.3
775,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 823,825
0.7
3,181,025
2.8
Costa Rica : 1.0%
575,000  Costa Rica
Government
International Bond,
6.125
%,
02/19/2031 607,488
0.5
450,000
(2)
Costa Rica
Government
International Bond,
7.300
%,
11/13/2054 506,475
0.5
1,113,963
1.0
Dominican Republic : 3.3%
200,000
(2)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 193,100
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Dominican Republic: (continued)
500,000
(2)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 $ 455,563
0.4
600,000
(2)
Dominican Republic
International Bond,
5.875
%,
10/28/2035 602,400
0.5
1,050,000  Dominican Republic
International Bond,
5.875
%,
01/30/2060 941,981
0.8
550,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 565,950
0.5
200,000
(2)
Dominican Republic
International Bond,
6.000
%,
02/22/2033 205,500
0.2
550,000
(2)
Dominican Republic
International Bond,
6.950
%,
03/15/2037 592,900
0.5
150,000
(2)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 161,567
0.2
3,718,961
3.3
Ecuador : 1.4%
442,550
(2)(3)
Ecuador Government
International Bond,
5.000
% (Step
Rate @ 5.500%
on 07/31/2026),
07/31/2040 346,123
0.3
300,000
(4)
Ecuador Government
International Bond,
6.900
%,
07/31/2030 297,600
0.3
369,817
(2)(4)
Ecuador Government
International Bond,
6.900
%,
07/31/2030 366,858
0.3
682,267
(2)(3)
Ecuador Government
International Bond,
6.900
% (Step
Rate @ 6.900%
on 07/31/2025),
07/31/2035 603,124
0.5
1,613,705
1.4
Egypt : 2.4%
800,000  Egypt Government
International Bond,
5.800
%,
09/30/2027 811,316
0.7
500,000
(2)
Egypt Government
International Bond,
7.500
%,
02/16/2061 437,282
0.4
375,000
(2)
Egypt Government
International Bond,
8.625
%,
02/04/2030 417,051
0.4
675,000
(2)
Egypt Government
International Bond,
8.700
%,
03/01/2049 675,371
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Egypt: (continued)
350,000
(2)
Egypt Government
International Bond,
8.875
%,
05/29/2050 $ 356,862
0.3
2,697,882
2.4
Ghana : 0.8%
116,755
(5)
Ghana Government
International Bond,
3.000
%,
01/03/2030 103,690
0.1
318,700
(3)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2029 313,913
0.3
492,800
(3)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2035 451,898
0.4
869,501
0.8
Guatemala : 1.5%
435,000
(2)
Guatemala
Government Bond,
5.250
%,
08/10/2029 440,220
0.4
600,000
(2)
Guatemala
Government Bond,
6.050
%,
08/06/2031 628,056
0.6
250,000
(2)
Guatemala
Government Bond,
6.550
%,
02/06/2037 267,000
0.2
300,000
(2)
Guatemala
Government Bond,
6.600
%,
06/13/2036 323,256
0.3
1,658,532
1.5
Honduras : 0.4%
250,000  Honduras Government
International Bond,
5.625
%,
06/24/2030 248,875
0.2
200,000  Honduras Government
International Bond,
6.250
%,
01/19/2027 202,100
0.2
450,975
0.4
Hungary : 2.3%
300,000
(2)
Hungary Government
International Bond,
3.125
%,
09/21/2051 185,532
0.2
450,000
(2)
Hungary Government
International Bond,
5.500
%,
06/16/2034 457,425
0.4
500,000  Hungary Government
International Bond,
5.500
%,
03/26/2036 501,050
0.4
525,000  Hungary Government
International Bond,
6.750
%,
09/23/2055 548,912
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Hungary: (continued)
500,000  Hungary Government
International Bond
30Y,
7.625
%,
03/29/2041 $ 586,162
0.5
300,000
(2)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 308,957
0.3
2,588,038
2.3
India : 0.2%
300,000  Export-Import Bank
of India,
2.250
%,
01/13/2031 270,534
0.2
Indonesia : 1.5%
320,000  Indonesia Government
International Bond,
5.450
%,
09/20/2052 319,610
0.3
1,050,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 1,349,250
1.2
1,668,860
1.5
Ivory Coast : 0.8%
300,000
(2)
Ivory Coast
Government
International Bond,
7.625
%,
01/30/2033 325,443
0.3
375,000
(2)
Ivory Coast
Government
International Bond,
8.250
%,
01/30/2037 408,499
0.4
148,849
(4)
Ivory Coast
Government
International Bond
REGs,
5.750
%,
12/31/2032 150,156
0.1
884,098
0.8
Jamaica : 0.8%
400,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 484,200
0.4
400,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 484,000
0.4
968,200
0.8
Jordan : 0.9%
1,000,000
(2)
Jordan Government
International Bond,
5.850
%,
07/07/2030 1,009,225
0.9
Kenya : 0.6%
250,000  Republic of Kenya
Government
International Bond,
6.300
%,
01/23/2034 229,147
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Kenya: (continued)
225,000  Republic of Kenya
Government
International Bond,
8.000
%,
05/22/2032 $ 233,380
0.2
250,000  Republic of Kenya
Government
International Bond,
8.250
%,
02/28/2048 236,759
0.2
699,286
0.6
Lebanon : 0.8%
2,000,000
(6)
Lebanon Government
International Bond,
6.100
%,
10/04/2022 465,000
0.4
2,000,000
(6)
Lebanon Government
International Bond
10Y,
6.850
%,
03/23/2027 465,000
0.4
930,000
0.8
Mexico : 3.7%
740,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 699,670
0.6
950,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 913,900
0.8
386,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 397,966
0.3
1,179,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,124,766
1.0
477,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 499,300
0.4
600,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 641,850
0.6
4,277,452
3.7
Morocco : 0.3%
500,000
(2)
Morocco Government
International Bond,
4.000
%,
12/15/2050 366,158
0.3
Nigeria : 2.1%
500,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 506,962
0.4
550,000
(2)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 559,212
0.5
300,000  Nigeria Government
International Bond,
7.625
%,
11/28/2047 283,719
0.3
500,000  Nigeria Government
International Bond,
7.696
%,
02/23/2038 502,518
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Nigeria: (continued)
175,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 $ 182,674
0.2
300,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 313,155
0.3
2,348,240
2.1
Oman : 0.7%
400,000  Oman Government
International Bond,
6.000
%,
08/01/2029 420,800
0.4
350,000
(2)
Oman Government
International Bond,
6.500
%,
03/08/2047 375,651
0.3
796,451
0.7
Pakistan : 0.7%
200,000  Pakistan Global Sukuk
Programme Co. Ltd.,
7.950
%,
01/31/2029 204,998
0.2
200,000  Pakistan Government
International Bond,
6.875
%,
12/05/2027 202,000
0.2
200,000  Pakistan Government
International Bond,
7.375
%,
04/08/2031 200,018
0.2
200,000  Pakistan Government
International Bond,
8.875
%,
04/08/2051 197,176
0.1
804,192
0.7
Panama : 2.3%
300,000  Panama Government
International Bond,
4.500
%,
04/16/2050 232,125
0.2
575,000  Panama Government
International Bond,
4.500
%,
04/01/2056 432,400
0.4
550,000  Panama Government
International Bond,
4.500
%,
01/19/2063 410,988
0.3
500,000
(1)
Panama Government
International Bond,
6.400
%,
02/14/2035 528,125
0.5
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 592,487
0.5
410,000  Panama Government
International Bond,
7.500
%,
03/01/2031 455,510
0.4
2,651,635
2.3
Paraguay : 1.3%
43,000  Paraguay Government
International Bond,
5.000
%,
04/15/2026 43,215
0.0
650,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 630,500
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Paraguay: (continued)
550,000
(2)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 $ 585,648
0.5
225,000
(2)
Paraguay Government
International Bond,
6.000
%,
02/09/2036 242,325
0.2
1,501,688
1.3
Peru : 0.2%
250,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 245,000
0.2
Philippines : 0.9%
550,000  Philippine Government
International Bond,
5.500
%,
01/17/2048 552,868
0.5
500,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 528,563
0.4
1,081,431
0.9
Poland : 1.1%
590,000  Republic of Poland
Government
International Bond
10Y,
5.375
%,
02/12/2035 613,600
0.5
720,000  Republic of Poland
Government
International Bond
30Y,
5.500
%,
03/18/2054 688,799
0.6
1,302,399
1.1
Romania : 3.1%
1,076,000
(2)
Romanian
Government
International Bond,
3.000
%,
02/14/2031 980,559
0.8
500,000
(2)
Romanian
Government
International Bond,
3.625
%,
03/27/2032 458,202
0.4
130,000  Romanian
Government
International Bond,
4.000
%,
02/14/2051 89,230
0.1
300,000  Romanian
Government
International Bond,
5.125
%,
06/15/2048 248,992
0.2
684,000
(2)
Romanian
Government
International Bond,
5.750
%,
03/24/2035 677,486
0.6
528,000
(2)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 550,720
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Romania: (continued)
300,000  Romanian
Government
International Bond,
6.375
%,
01/30/2034 $ 312,909
0.3
200,000  Romanian
Government
International Bond,
7.625
%,
01/17/2053 220,312
0.2
3,538,410
3.1
Saudi Arabia : 3.1%
1,700,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 1,087,830
0.9
600,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 425,250
0.4
850,000
(2)
Saudi Government
International Bond,
5.500
%,
10/25/2032 902,364
0.8
825,000  Saudi Government
International Bond,
5.625
%,
01/13/2035 877,800
0.8
300,000
(1)
Saudi Government
International Bond,
5.750
%,
01/16/2054 297,750
0.2
3,590,994
3.1
Senegal : 0.3%
500,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 292,655
0.3
Serbia : 0.4%
250,000  Serbia International
Bond,
2.125
%,
12/01/2030 218,647
0.2
275,000
(2)
Serbia International
Bond,
6.500
%,
09/26/2033 295,724
0.2
514,371
0.4
South Africa : 2.0%
450,000
(1)(2)
Republic of South
Africa Government
International Bond,
7.250
%,
12/11/2055 446,850
0.4
450,000
(2)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 485,100
0.4
500,000  Republic of South
Africa Government
International Bond
30Y,
5.750
%,
09/30/2049 423,125
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
South Africa: (continued)
600,000  Republic of South
Africa Government
International Bond
30Y,
6.300
%,
06/22/2048 $ 551,683
0.5
350,000  Republic of South
Africa Government
International Bond
30Y,
7.300
%,
04/20/2052 354,550
0.3
2,261,308
2.0
Sri Lanka : 1.1%
202,000
(2)(3)
Sri Lanka Government
International Bond,
3.100
% (Step
Rate @ 3.350%
on 07/15/2027),
01/15/2030 191,900
0.2
246,220
(2)(3)
Sri Lanka Government
International Bond,
3.350
% (Step
Rate @ 3.600%
on 09/15/2027),
03/15/2033 211,749
0.2
371,514
(2)(3)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 08/15/2027),
02/15/2038 338,542
0.3
185,679
(2)(3)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 11/15/2027),
05/15/2036 168,968
0.1
267,540
(2)(3)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 5.100%
on 12/15/2027),
06/15/2035 203,972
0.2
185,274
(2)
Sri Lanka Government
International Bond,
4.000
%,
04/15/2028 177,747
0.1
1,292,878
1.1
Trinidad and Tobago : 0.4%
400,000
(2)
Trinidad & Tobago
Government
International Bond,
6.400
%,
06/26/2034 404,375
0.4
Turkey : 3.3%
800,000  Turkey Government
International Bond,
7.250
%,
05/29/2032 853,360
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Turkey: (continued)
300,000  Turkey Government
International Bond
10Y,
5.125
%,
02/17/2028 $ 303,000
0.3
800,000  Turkey Government
International Bond
10Y,
7.625
%,
04/26/2029 860,944
0.8
595,000  Turkey Government
International Bond
12Y,
6.500
%,
09/20/2033 607,480
0.5
550,000  Turkey Government
International Bond
30Y,
6.000
%,
01/14/2041 497,029
0.4
400,000  Turkey Government
International Bond 5Y,
9.875
%,
01/15/2028 441,100
0.4
200,000
(2)
Turkey Ihracat Kredi
Bankasi AS,
9.000
%,
01/28/2027 210,626
0.2
3,773,539
3.3
Ukraine : 1.5%
110,474
(2)(3)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2030 65,732
0.0
412,832
(2)(3)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2034 197,127
0.2
348,869
(2)(3)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2035 198,855
0.2
290,724
(2)(3)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2036 164,986
0.1
299,400
(2)(3)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2029 225,299
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine: (continued)
418,033
(2)(3)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2034 $ 256,045
0.2
569,548
(2)(3)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2035 341,729
0.3
535,466
(2)(3)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2036 315,925
0.3
1,765,698
1.5
United Arab Emirates : 0.2%
250,000
(2)
Finance Department
Government of
Sharjah,
6.500
%,
11/23/2032 265,635
0.2
Uruguay : 0.1%
82,223  Uruguay Government
International Bond,
4.375
%,
10/27/2027 82,880
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 52,631
0.0
135,511
0.1
Venezuela : 0.6%
175,000  Venezuela
Government
International Bond,
7.000
%,
03/31/2038 51,625
0.0
550,000
(6)
Venezuela
Government
International Bond,
9.250
%,
09/15/2027 180,400
0.2
275,000  Venezuela
Government
International Bond,
9.250
%,
05/07/2028 87,588
0.1
200,000  Venezuela
Government
International Bond,
9.375
%,
01/13/2034 65,550
0.0
425,000  Venezuela
Government
International Bond,
11.750
%,
10/21/2026 139,187
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Venezuela: (continued)
575,000  Venezuela
Government
International Bond,
11.950
%,
08/05/2031 $ 185,725
0.2
710,075
0.6
Zambia : 0.3%
189,337
(2)
Zambia Government
International Bond,
0.500
%,
12/31/2053 134,846
0.1
179,056
(2)(3)
Zambia Government
International Bond,
5.750
% (Step
Rate @ 7.500%
on 06/30/2031),
06/30/2033 176,729
0.2
311,575
0.3
Total Sovereign Bonds
(Cost $61,395,440)
68,645,921
60.0
CORPORATE BONDS/NOTES : 28.6%
Brazil : 0.4%
250,000
(2)
Raizen Fuels
Finance SA, 6.250%,
07/08/2032 211,062
0.2
250,000
(2)
Raizen Fuels
Finance SA, 6.700%,
02/25/2037 203,750
0.2
414,812
0.4
Chile : 6.3%
416,000
(2)(4)
Banco del Estado
de Chile, 7.950%,
12/31/2199 441,156
0.4
708,691
(2)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 731,578
0.6
300,000
(2)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 245,408
0.2
725,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 759,061
0.7
425,000
(2)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 436,494
0.4
1,350,000
(2)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 1,439,775
1.3
906,000
(2)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 977,628
0.9
400,000
(2)
Empresa de Pasajeros
Metro S.A., 3.693%,
09/13/2061 288,508
0.3
300,000
(2)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 253,599
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile: (continued)
900,000
(2)
Empresa Nacional
del Petroleo, 5.950%,
07/30/2034 $ 942,363
0.8
375,000
(2)
Engie Energia
Chile SA, 6.375%,
04/17/2034 400,599
0.3
275,000
(2)(4)
Inversiones CMPC
SA, 6.700%,
12/09/2057 276,701
0.2
7,192,870
6.3
Colombia : 0.4%
450,000
(2)
Grupo Energia Bogota
SA ESP, 5.750%,
10/22/2035 447,255
0.4
India : 0.2%
200,000
(2)
IRB Infrastructure
Developers Ltd.,
7.110%,
03/11/2032 207,250
0.2
Indonesia : 2.9%
500,000
(2)
Hutama Karya
Persero PT, 3.750%,
05/11/2030 483,125
0.4
300,000
(2)
Pertamina Persero PT,
3.100%,
01/21/2030 283,829
0.2
550,000  Pertamina Persero PT,
5.625%,
05/20/2043 539,305
0.5
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 3.000%,
06/30/2030 516,189
0.5
475,000
(2)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 474,291
0.4
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 549,180
0.5
500,000
(2)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 6.250%,
01/25/2049 515,773
0.4
3,361,692
2.9
Kazakhstan : 0.4%
450,000
(2)
Kaspi.KZ JSC,
6.250%,
03/26/2030 460,656
0.4
Malaysia : 0.8%
1,050,000
(2)
Petronas Capital Ltd.,
4.800%,
04/21/2060 946,229
0.8

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico : 5.4%
825,000
(2)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
5.875%,
05/07/2030 $ 854,865
0.7
450,000
(2)(4)
Cemex SAB de CV,
7.200%,
12/31/2199 469,755
0.4
570,210
(2)
CFE Fibra E, 5.875%,
09/23/2040 569,055
0.5
500,000
(2)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 508,625
0.4
700,000
(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 719,964
0.6
975,000
(2)
Eagle Funding
Luxco Sarl, 5.500%,
08/17/2030 992,550
0.9
300,000  Petroleos Mexicanos,
5.500%,
06/27/2044 227,532
0.2
375,000  Petroleos Mexicanos,
6.500%,
01/23/2029 382,761
0.3
860,000  Petroleos Mexicanos,
6.700%,
02/16/2032 859,682
0.8
275,000  Petroleos Mexicanos,
6.750%,
09/21/2047 226,242
0.2
500,000  Petroleos Mexicanos,
6.950%,
01/28/2060 407,050
0.4
6,218,081
5.4
Morocco : 0.9%
650,000
(2)
OCP SA, 6.700%,
03/01/2036 697,021
0.6
300,000
(2)
OCP SA, 6.750%,
05/02/2034 324,285
0.3
1,021,306
0.9
Oman : 1.0%
1,100,000
(2)
OQ SAOC, 5.125%,
05/06/2028 1,111,369
1.0
Peru : 2.6%
790,000
(2)(4)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 826,569
0.7
400,000
(2)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 387,860
0.3
650,000
(2)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 7.750%,
11/05/2038 715,650
0.6
250,000  Petroleos del Peru SA,
4.750%,
06/19/2032 186,944
0.2
800,000
(2)
Petroleos del Peru SA,
5.625%,
06/19/2047 511,920
0.5
375,000
(1)(2)(4)
Scotiabank Peru SAA,
6.100%,
10/01/2035 389,625
0.3
3,018,568
2.6
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Poland : 1.8%
675,000
(2)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 $ 696,658
0.6
925,000
(2)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 973,294
0.9
350,000
(2)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 370,851
0.3
2,040,803
1.8
Saudi Arabia : 0.8%
580,000
(2)
Avilease Capital Ltd.,
4.750%,
11/12/2030 577,291
0.5
300,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 328,922
0.3
906,213
0.8
South Africa : 1.2%
500,000
(2)
Bidvest Group
UK PLC, 6.200%,
09/17/2032 509,011
0.5
800,000
(1)(2)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 830,577
0.7
1,339,588
1.2
Thailand : 0.4%
400,000
(1)(2)(4)
GC Treasury Center
Co. Ltd., 7.125%,
12/31/2199 408,258
0.4
Turkey : 1.0%
600,000
(2)
TC Ziraat Bankasi AS,
7.250%,
02/04/2030 623,250
0.5
300,000
(2)(4)
TC Ziraat Bankasi AS,
8.375%,
12/31/2199 304,279
0.3
275,000
(2)(4)
Yapi ve Kredi
Bankasi AS, 7.550%,
06/11/2036 277,276
0.2
1,204,805
1.0
United Arab Emirates : 1.5%
550,000  DP World Crescent
Ltd., 3.875%,
07/18/2029 538,488
0.5
725,000
(2)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 715,260
0.6
400,000
(2)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 423,338
0.4
1,677,086
1.5
Venezuela : 0.6%
1,000,000
(6)
Petroleos de
Venezuela SA,
9.000%,
11/17/2021 250,000
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Venezuela: (continued)
1,750,000
(6)
Petroleos de
Venezuela SA,
9.750%,
05/17/2035 $ 453,250
0.4
703,250
0.6
Total Corporate
Bonds/Notes
(Cost $30,870,892)
32,680,091
28.6
U.S. TREASURY OBLIGATIONS : 0.4%
United States Treasury Notes : 0.4%
476,600
3.875
%,
12/31/2032 474,552
0.4
Total U.S. Treasury
Obligations
(Cost $475,408)
474,552
0.4
Total Long-Term
Investments
(Cost $92,741,740)
101,800,564
89.0
SHORT-TERM INVESTMENTS : 12.9%
Commercial Paper : 6.7%
1,000,000  American Electric
Power Co., Inc.,
3.890
%,
01/13/2026 998,615
0.9
400,000  Duke Energy Corp.,
3.780
%,
01/06/2026 399,752
0.3
1,000,000  Entergy Corp.,
3.850
%,
01/05/2026 999,472
0.9
1,200,000
HP, Inc.,
3.320
%,
01/14/2026 1,198,476
1.0
1,000,000  Mondelez
International, Inc.,
3.840
%,
01/02/2026 999,789
0.9
1,000,000  Mondelez
International, Inc.,
3.870
%,
01/08/2026 999,152
0.9
1,000,000  Parker-Hannifin Corp.,
3.880
%,
01/08/2026 999,151
0.9
1,000,000  Southern Powern Co.,
3.960
%,
01/08/2026 999,132
0.9
Total Commercial
Paper
(Cost $7,594,122)
7,593,539
6.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2.5%
709,000
(7)
Cantor Fitzgerald
Securities,
Repurchase
Agreement dated
12/31/2025, 3.850%,
due 01/02/2026
(Repurchase
Amount $709,150,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.000%-
7.003%, Market
Value plus accrued
interest $723,180, due
12/01/30-11/20/75)
$ 709,000
0.6
1,000,000
(7)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2025, 3.940%,
due 01/02/2026
(Repurchase
Amount $1,000,216,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.250%, Market Value
plus accrued interest
$1,020,283, due
01/31/26-11/15/55)
1,000,000
0.9
1,000,000
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
12/31/2025, 3.820%,
due 01/02/2026
(Repurchase
Amount $1,000,209,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.125%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
10/15/26-12/20/55)
1,000,000
0.9

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
173,610
(7)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
12/31/2025, 3.840%,
due 01/02/2026
(Repurchase
Amount $173,647,
collateralized
by various U.S.
Government
Securities, 0.625%-
4.875%, Market
Value plus accrued
interest $177,082, due
04/30/26-11/15/34)
$ 173,610
0.1
Total Repurchase
Agreements
(Cost $2,882,610)
2,882,610
2.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.7%
4,247,000
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $4,247,000) $ 4,247,000 3.7
Total Short-Term
Investments
(Cost $14,723,732)
14,723,149
12.9
Total Investments in
Securities
(Cost $107,465,472) $ 116,523,713 101.9
Liabilities in Excess
of Other Assets (2,160,877) (1.9)
Net Assets $ 114,362,836 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2025.
(4)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(6)
Defaulted security.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of December 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 60.9%
Energy 7.9
Financial 7.4
Utilities 5.0
Basic Materials 4.9
Consumer, Non-cyclical 1.7
Industrial 0.8
U.S. Treasury Obligations 0.4
Short-Term Investments 12.9
Liabilities in Excess of Other Assets (1.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 68,645,921 $ — $ 68,645,921
Corporate Bonds/Notes — 32,680,091 — 32,680,091
U.S. Treasury Obligations — 474,552 — 474,552
Short-Term Investments 4,247,000 10,476,149 — 14,723,149
Total Investments, at fair value $ 4,247,000 $ 112,276,713 $ — $ 116,523,713
Other Financial Instruments+
Futures 16,225 — — 16,225
Total Assets $ 4,263,225 $ 112,276,713 $ — $ 116,539,938
Liabilities Table
Other Financial Instruments+
Futures $ (48,044) $ — $ — $ (48,044)
Total Liabilities $ (48,044) $ — $ — $ (48,044)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 48 03/31/26 $ 10,021,875 $ 1,413
U.S. Treasury 10-Year Note 42 03/20/26 4,722,375 (15,742)
U.S. Treasury Long Bond 3 03/20/26 346,781 (2,772)
U.S. Treasury Ultra Long Bond 16 03/20/26 1,888,000 (29,530)
$ 16,979,031 $ (46,631)
Short Contracts:
U.S. Treasury 5-Year Note (51) 03/31/26 (5,574,539) 8,269
U.S. Treasury Ultra 10-Year Note (17) 03/20/26 (1,955,265) 6,543
$ (7,529,804) $ 14,812
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,732,946
Gross Unrealized Depreciation (674,705)
Net Unrealized Appreciation $ 9,058,241